Bank Debt	12 Months Ended
Dec. 31, 2013
Bank Debt and Term Loans [Abstract]
BANK DEBT
7.	BANK DEBT

As of December 31, 2013 and 2012, bank debt consisted of the following:

	December 31,
	2013	2012
One installment note, monthly principal and interest of $533, interest 9.05%, secured by vehicles, maturing July 2016	$17,064	$23,463

Five lines of credit, monthly principal and interest, interest ranging from $0 to $13,166, interest ranging from 5.5% to 9.75%, guaranteed personally by principal shareholders of acquired companies, maturing between July 2013 and February 2020	424,730	446,110
	441,794	469,573
Less: Current portion of bank debt	(318,050)	(261,742)

Long-term portion of bank debt	$123,744	$207,831

Future maturities of bank debt are as follows:

Year ending December 31,
2014	$318,050
2015	55,543
2016	28,621
2017	7,210
2018	2,400
Thereafter	29,970
Total	$441,794

The Company’s assets securing the bank debt had a carrying value of $75,000 and $25,000 at December 31, 2013 and 2012, respectively.

At December 31, 2013 and 2012, there were no covenants related to the bank debt.

The interest expense associated with the bank debt during the years ended December 31, 2013 and 2012 amounted to $33,769 and $185,479, respectively. The weighted average interest rate on bank debt during the years ended December 31, 2013 and 2012 was 7.6% and 8.2%, respectively.